UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2025

Date of reporting period: December 31, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Class A:GCEAX

December 31, 2024

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AB Global Core Equity Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Global Core Equity Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/GCEAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.02%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	MSCI ACWI (net)
12/14	$9,578	$10,000
06/15	$9,741	$10,266
06/16	$9,410	$9,884
06/17	$11,462	$11,740
06/18	$12,691	$13,000
06/19	$13,955	$13,746
06/20	$13,888	$14,036
06/21	$19,193	$19,548
06/22	$15,404	$16,469
06/23	$17,682	$19,191
06/24	$20,023	$22,910
12/24	$20,562	$24,183

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	2.69%	9.91%	6.31%	7.94%
Class A (with sales charges)	-1.65%	5.20%	5.39%	7.47%
MSCI ACWI (net)	5.56%	17.49%	10.06%	9.23%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/GCEAX-S for the most recent performance information.

Class A:GCEAX

1

Key Fund Statistics

  Net Assets$2,827,098,929
  # of Portfolio Holdings69
  Portfolio Turnover Rate29%
  Total Advisory Fees Paid$10,808,129

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$199,664,972	7.1%
NVIDIA Corp.	$127,872,281	4.5%
Otis Worldwide Corp.	$107,584,296	3.8%
Elevance Health, Inc.	$103,074,349	3.7%
Goldman Sachs Group, Inc. (The)	$103,004,031	3.6%
Alphabet, Inc. - Class C	$88,216,759	3.1%
Yum China Holdings, Inc.	$81,592,755	2.9%
Julius Baer Group Ltd.	$80,540,187	2.8%
Visa, Inc. - Class A	$78,881,688	2.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	$73,937,619	2.6%
Total	$1,044,368,937	36.9%

Sector Breakdown

Value	Value
Information Technology	23.3%
Financials	16.6%
Industrials	12.2%
Health Care	11.8%
Consumer Discretionary	9.5%
Communication Services	8.9%
Consumer Staples	7.0%
Materials	4.1%
Energy	3.6%
Real Estate	2.3%
Short-Term Investments	0.2%
Other Assets less Liabilities	0.5%

Country Breakdown

Value	Value
United States	61.0%
United Kingdom	7.9%
Denmark	4.6%
China	4.1%
Switzerland	2.8%
France	2.7%
Japan	2.7%
Germany	2.7%
Taiwan	2.6%
Ireland	2.1%
South Korea	1.7%
Hong Kong	1.2%
Canada	1.2%
Other	2.0%
Short-Term Investments	0.2%
Other Assets less Liabilities	0.5%

Class A:GCEAX

2

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/GCEAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/GCEAX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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GCE-A-0154-1224

Class A:GCEAX

3

Advisor Class:GCEYX

December 31, 2024

SCAN ME

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AB Global Core Equity Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Global Core Equity Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/GCEYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$39	0.77%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI ACWI (net)
12/14	$10,000	$10,000
06/15	$10,180	$10,266
06/16	$9,858	$9,884
06/17	$12,035	$11,740
06/18	$13,361	$13,000
06/19	$14,725	$13,746
06/20	$14,688	$14,036
06/21	$20,350	$19,548
06/22	$16,373	$16,469
06/23	$18,850	$19,191
06/24	$21,396	$22,910
12/24	$21,994	$24,183

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Advisor Class	2.79%	10.13%	6.57%	8.20%
MSCI ACWI (net)	5.56%	17.49%	10.06%	9.23%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/GCEYX-S for the most recent performance information.

Advisor Class:GCEYX

1

Key Fund Statistics

  Net Assets$2,827,098,929
  # of Portfolio Holdings69
  Portfolio Turnover Rate29%
  Total Advisory Fees Paid$10,808,129

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$199,664,972	7.1%
NVIDIA Corp.	$127,872,281	4.5%
Otis Worldwide Corp.	$107,584,296	3.8%
Elevance Health, Inc.	$103,074,349	3.7%
Goldman Sachs Group, Inc. (The)	$103,004,031	3.6%
Alphabet, Inc. - Class C	$88,216,759	3.1%
Yum China Holdings, Inc.	$81,592,755	2.9%
Julius Baer Group Ltd.	$80,540,187	2.8%
Visa, Inc. - Class A	$78,881,688	2.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	$73,937,619	2.6%
Total	$1,044,368,937	36.9%

Sector Breakdown

Value	Value
Information Technology	23.3%
Financials	16.6%
Industrials	12.2%
Health Care	11.8%
Consumer Discretionary	9.5%
Communication Services	8.9%
Consumer Staples	7.0%
Materials	4.1%
Energy	3.6%
Real Estate	2.3%
Short-Term Investments	0.2%
Other Assets less Liabilities	0.5%

Country Breakdown

Value	Value
United States	61.0%
United Kingdom	7.9%
Denmark	4.6%
China	4.1%
Switzerland	2.8%
France	2.7%
Japan	2.7%
Germany	2.7%
Taiwan	2.6%
Ireland	2.1%
South Korea	1.7%
Hong Kong	1.2%
Canada	1.2%
Other	2.0%
Short-Term Investments	0.2%
Other Assets less Liabilities	0.5%

Advisor Class:GCEYX

2

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/GCEYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/GCEYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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GCE-ADV-0154-1224

Advisor Class:GCEYX

3

Class C:GCECX

December 31, 2024

SCAN ME

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AB Global Core Equity Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Global Core Equity Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/GCECX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.78%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	MSCI ACWI (net)
12/14	$10,000	$10,000
06/15	$10,130	$10,266
06/16	$9,716	$9,884
06/17	$11,737	$11,740
06/18	$12,895	$13,000
06/19	$14,072	$13,746
06/20	$13,906	$14,036
06/21	$19,068	$19,548
06/22	$15,199	$16,469
06/23	$17,316	$19,191
06/24	$19,451	$22,910
12/24	$19,901	$24,183

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	2.31%	9.07%	5.51%	7.12%
Class C (with sales charges)	1.31%	8.07%	5.51%	7.12%
MSCI ACWI (net)	5.56%	17.49%	10.06%	9.23%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/GCECX-S for the most recent performance information.

Class C:GCECX

1

Key Fund Statistics

  Net Assets$2,827,098,929
  # of Portfolio Holdings69
  Portfolio Turnover Rate29%
  Total Advisory Fees Paid$10,808,129

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$199,664,972	7.1%
NVIDIA Corp.	$127,872,281	4.5%
Otis Worldwide Corp.	$107,584,296	3.8%
Elevance Health, Inc.	$103,074,349	3.7%
Goldman Sachs Group, Inc. (The)	$103,004,031	3.6%
Alphabet, Inc. - Class C	$88,216,759	3.1%
Yum China Holdings, Inc.	$81,592,755	2.9%
Julius Baer Group Ltd.	$80,540,187	2.8%
Visa, Inc. - Class A	$78,881,688	2.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	$73,937,619	2.6%
Total	$1,044,368,937	36.9%

Sector Breakdown

Value	Value
Information Technology	23.3%
Financials	16.6%
Industrials	12.2%
Health Care	11.8%
Consumer Discretionary	9.5%
Communication Services	8.9%
Consumer Staples	7.0%
Materials	4.1%
Energy	3.6%
Real Estate	2.3%
Short-Term Investments	0.2%
Other Assets less Liabilities	0.5%

Country Breakdown

Value	Value
United States	61.0%
United Kingdom	7.9%
Denmark	4.6%
China	4.1%
Switzerland	2.8%
France	2.7%
Japan	2.7%
Germany	2.7%
Taiwan	2.6%
Ireland	2.1%
South Korea	1.7%
Hong Kong	1.2%
Canada	1.2%
Other	2.0%
Short-Term Investments	0.2%
Other Assets less Liabilities	0.5%

Class C:GCECX

2

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/GCECX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/GCECX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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GCE-C-0154-1224

Class C:GCECX

3

Class A:AUUAX

December 31, 2024

SCAN ME

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AB Select US Equity Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	1.40%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	S&P 500 Index
12/14	$9,577	$10,000
06/15	$9,689	$10,123
06/16	$9,857	$10,527
06/17	$11,481	$12,411
06/18	$13,207	$14,195
06/19	$14,405	$15,674
06/20	$15,008	$16,850
06/21	$21,357	$23,724
06/22	$19,643	$21,206
06/23	$22,663	$25,361
06/24	$28,242	$31,589
12/24	$30,519	$34,254

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	8.06%	25.79%	13.93%	12.29%
Class A (with sales charges)	3.48%	20.42%	12.95%	11.80%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AUUAX-S for the most recent performance information.

Class A:AUUAX

1

Key Fund Statistics

  Net Assets$280,867,841
  # of Portfolio Holdings78
  Portfolio Turnover Rate106%
  Total Advisory Fees Paid$1,320,619

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$17,905,030	6.4%
NVIDIA Corp.	$17,531,157	6.2%
Microsoft Corp.	$16,659,787	5.9%
Alphabet, Inc. - Class A	$12,760,334	4.5%
Berkshire Hathaway, Inc. - Class B	$12,297,487	4.4%
Amazon.com, Inc.	$10,834,575	3.9%
Meta Platforms, Inc. - Class A	$8,919,074	3.2%
JPMorgan Chase & Co.	$6,115,242	2.2%
Bank of America Corp.	$5,253,959	1.9%
Capital One Financial Corp.	$5,062,505	1.8%
Total	$113,339,150	40.4%

Sector Breakdown

Value	Value
Information Technology	27.4%
Financials	20.0%
Communication Services	12.5%
Health Care	10.3%
Industrials	8.1%
Consumer Discretionary	6.0%
Consumer Staples	5.2%
Energy	4.5%
Utilities	2.7%
Materials	0.6%
Short-Term Investments	3.3%
Other Assets less Liabilities	-0.6%

Class A:AUUAX

2

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AUUAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AUUAX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

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SUE-A-0154-1224

Class A:AUUAX

3

Advisor Class:AUUYX

December 31, 2024

SCAN ME

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AB Select US Equity Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$60	1.15%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	S&P 500 Index
12/14	$10,000	$10,000
06/15	$10,130	$10,123
06/16	$10,323	$10,527
06/17	$12,060	$12,411
06/18	$13,909	$14,195
06/19	$15,207	$15,674
06/20	$15,882	$16,850
06/21	$22,652	$23,724
06/22	$20,881	$21,206
06/23	$24,156	$25,361
06/24	$30,179	$31,589
12/24	$32,645	$34,254

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Advisor Class	8.17%	26.12%	14.22%	12.56%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AUUYX-S for the most recent performance information.

Advisor Class:AUUYX

1

Key Fund Statistics

  Net Assets$280,867,841
  # of Portfolio Holdings78
  Portfolio Turnover Rate106%
  Total Advisory Fees Paid$1,320,619

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$17,905,030	6.4%
NVIDIA Corp.	$17,531,157	6.2%
Microsoft Corp.	$16,659,787	5.9%
Alphabet, Inc. - Class A	$12,760,334	4.5%
Berkshire Hathaway, Inc. - Class B	$12,297,487	4.4%
Amazon.com, Inc.	$10,834,575	3.9%
Meta Platforms, Inc. - Class A	$8,919,074	3.2%
JPMorgan Chase & Co.	$6,115,242	2.2%
Bank of America Corp.	$5,253,959	1.9%
Capital One Financial Corp.	$5,062,505	1.8%
Total	$113,339,150	40.4%

Sector Breakdown

Value	Value
Information Technology	27.4%
Financials	20.0%
Communication Services	12.5%
Health Care	10.3%
Industrials	8.1%
Consumer Discretionary	6.0%
Consumer Staples	5.2%
Energy	4.5%
Utilities	2.7%
Materials	0.6%
Short-Term Investments	3.3%
Other Assets less Liabilities	-0.6%

Advisor Class:AUUYX

2

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AUUYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AUUYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

SUE-ADV-0154-1224

Advisor Class:AUUYX

3

Class C:AUUCX

December 31, 2024

SCAN ME

Please scan QR code for Fund Information

AB Select US Equity Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$113	2.15%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	S&P 500 Index
12/14	$10,000	$10,000
06/15	$10,080	$10,123
06/16	$10,179	$10,527
06/17	$11,766	$12,411
06/18	$13,435	$14,195
06/19	$14,546	$15,674
06/20	$15,034	$16,850
06/21	$21,236	$23,724
06/22	$19,391	$21,206
06/23	$22,199	$25,361
06/24	$27,444	$31,589
12/24	$29,548	$34,254

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	7.67%	24.82%	13.08%	11.44%
Class C (with sales charges)	6.68%	23.82%	13.08%	11.44%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AUUCX-S for the most recent performance information.

Class C:AUUCX

1

Key Fund Statistics

  Net Assets$280,867,841
  # of Portfolio Holdings78
  Portfolio Turnover Rate106%
  Total Advisory Fees Paid$1,320,619

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$17,905,030	6.4%
NVIDIA Corp.	$17,531,157	6.2%
Microsoft Corp.	$16,659,787	5.9%
Alphabet, Inc. - Class A	$12,760,334	4.5%
Berkshire Hathaway, Inc. - Class B	$12,297,487	4.4%
Amazon.com, Inc.	$10,834,575	3.9%
Meta Platforms, Inc. - Class A	$8,919,074	3.2%
JPMorgan Chase & Co.	$6,115,242	2.2%
Bank of America Corp.	$5,253,959	1.9%
Capital One Financial Corp.	$5,062,505	1.8%
Total	$113,339,150	40.4%

Sector Breakdown

Value	Value
Information Technology	27.4%
Financials	20.0%
Communication Services	12.5%
Health Care	10.3%
Industrials	8.1%
Consumer Discretionary	6.0%
Consumer Staples	5.2%
Energy	4.5%
Utilities	2.7%
Materials	0.6%
Short-Term Investments	3.3%
Other Assets less Liabilities	-0.6%

Class C:AUUCX

2

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AUUCX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AUUCX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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SUE-C-0154-1224

Class C:AUUCX

3

Class I:AUUIX

December 31, 2024

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AB Select US Equity Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUIX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	1.13%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	S&P 500 Index
12/14	$10,000	$10,000
06/15	$10,131	$10,123
06/16	$10,334	$10,527
06/17	$12,065	$12,411
06/18	$13,917	$14,195
06/19	$15,223	$15,674
06/20	$15,901	$16,850
06/21	$22,677	$23,724
06/22	$20,903	$21,206
06/23	$24,189	$25,361
06/24	$30,220	$31,589
12/24	$32,693	$34,254

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class I	8.18%	26.12%	14.22%	12.58%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AUUIX-S for the most recent performance information.

Class I:AUUIX

1

Key Fund Statistics

  Net Assets$280,867,841
  # of Portfolio Holdings78
  Portfolio Turnover Rate106%
  Total Advisory Fees Paid$1,320,619

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$17,905,030	6.4%
NVIDIA Corp.	$17,531,157	6.2%
Microsoft Corp.	$16,659,787	5.9%
Alphabet, Inc. - Class A	$12,760,334	4.5%
Berkshire Hathaway, Inc. - Class B	$12,297,487	4.4%
Amazon.com, Inc.	$10,834,575	3.9%
Meta Platforms, Inc. - Class A	$8,919,074	3.2%
JPMorgan Chase & Co.	$6,115,242	2.2%
Bank of America Corp.	$5,253,959	1.9%
Capital One Financial Corp.	$5,062,505	1.8%
Total	$113,339,150	40.4%

Sector Breakdown

Value	Value
Information Technology	27.4%
Financials	20.0%
Communication Services	12.5%
Health Care	10.3%
Industrials	8.1%
Consumer Discretionary	6.0%
Consumer Staples	5.2%
Energy	4.5%
Utilities	2.7%
Materials	0.6%
Short-Term Investments	3.3%
Other Assets less Liabilities	-0.6%

Class I:AUUIX

2

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AUUIX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AUUIX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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SUE-I-0154-1224

Class I:AUUIX

3

Class A:SUTAX

December 31, 2024

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AB Sustainable US Thematic Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/SUTAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.93%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	S&P 500 Index
02/22	$10,000	$10,000
06/22	$7,867	$8,441
06/23	$9,387	$10,095
06/24	$10,826	$12,574
12/24	$10,995	$13,635

Average Annual Total Returns

	6 Months	1 Year	Since Inception 02/01/22
Class A (without sales charges)	1.56%	10.68%	4.86%
Class A (with sales charges)	-2.78%	5.95%	3.31%
S&P 500 Index	8.44%	25.02%	11.21%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/SUTAX-S for the most recent performance information.

Class A:SUTAX

1

Key Fund Statistics

  Net Assets$74,326,773
  # of Portfolio Holdings43
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$133,516

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$3,972,701	5.3%
Microsoft Corp.	$3,209,301	4.3%
Veralto Corp.	$2,570,083	3.5%
Flex Ltd.	$2,533,011	3.4%
Visa, Inc. - Class A	$2,478,070	3.4%
Aflac, Inc.	$2,455,355	3.3%
Rockwell Automation, Inc.	$2,212,872	3.0%
Unilever PLC (Sponsored ADR)	$2,074,709	2.8%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$2,009,461	2.7%
Waste Management, Inc.	$2,008,012	2.7%
Total	$25,523,575	34.4%

Sector Breakdown

Value	Value
Information Technology	37.1%
Health Care	17.4%
Financials	16.5%
Industrials	14.7%
Consumer Staples	5.5%
Consumer Discretionary	5.3%
Utilities	2.4%
Short-Term Investments	2.3%
Other Assets less Liabilities	-1.2%

Class A:SUTAX

2

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/SUTAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/SUTAX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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SUT-A-0154-1224

Class A:SUTAX

3

Advisor Class:FFTYX

December 31, 2024

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AB Sustainable US Thematic Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/FFTYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$33	0.66%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	S&P 500 Index
06/17	$10,000	$10,000
12/17	$9,910	$9,930
06/18	$11,542	$11,357
06/19	$13,067	$12,541
06/20	$15,050	$13,482
06/21	$21,763	$18,981
06/22	$17,991	$16,966
06/23	$21,507	$20,291
06/24	$24,855	$25,273
12/24	$25,275	$27,406

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception 06/28/17
Advisor Class	1.69%	11.00%	12.34%	13.14%
S&P 500 Index	8.44%	25.02%	14.53%	14.36%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/FFTYX-S for the most recent performance information.

Advisor Class:FFTYX

1

Key Fund Statistics

  Net Assets$74,326,773
  # of Portfolio Holdings43
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$133,516

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$3,972,701	5.3%
Microsoft Corp.	$3,209,301	4.3%
Veralto Corp.	$2,570,083	3.5%
Flex Ltd.	$2,533,011	3.4%
Visa, Inc. - Class A	$2,478,070	3.4%
Aflac, Inc.	$2,455,355	3.3%
Rockwell Automation, Inc.	$2,212,872	3.0%
Unilever PLC (Sponsored ADR)	$2,074,709	2.8%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$2,009,461	2.7%
Waste Management, Inc.	$2,008,012	2.7%
Total	$25,523,575	34.4%

Sector Breakdown

Value	Value
Information Technology	37.1%
Health Care	17.4%
Financials	16.5%
Industrials	14.7%
Consumer Staples	5.5%
Consumer Discretionary	5.3%
Utilities	2.4%
Short-Term Investments	2.3%
Other Assets less Liabilities	-1.2%

Advisor Class:FFTYX

2

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/FFTYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/FFTYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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SUT-ADV-0154-1224

Advisor Class:FFTYX

3

Class C:SUTCX

December 31, 2024

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AB Sustainable US Thematic Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/SUTCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.67%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	S&P 500 Index
05/22	$10,000	$10,000
06/22	$9,160	$9,191
06/23	$10,842	$10,992
06/24	$12,407	$13,692
12/24	$12,548	$14,847

Average Annual Total Returns

	6 Months	1 Year	Since Inception 05/02/22
Class C (without sales charges)	1.14%	9.84%	8.86%
Class C (with sales charges)	0.32%	8.95%	8.86%
S&P 500 Index	8.44%	25.02%	15.91%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/SUTCX-S for the most recent performance information.

Class C:SUTCX

1

Key Fund Statistics

  Net Assets$74,326,773
  # of Portfolio Holdings43
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$133,516

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$3,972,701	5.3%
Microsoft Corp.	$3,209,301	4.3%
Veralto Corp.	$2,570,083	3.5%
Flex Ltd.	$2,533,011	3.4%
Visa, Inc. - Class A	$2,478,070	3.4%
Aflac, Inc.	$2,455,355	3.3%
Rockwell Automation, Inc.	$2,212,872	3.0%
Unilever PLC (Sponsored ADR)	$2,074,709	2.8%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$2,009,461	2.7%
Waste Management, Inc.	$2,008,012	2.7%
Total	$25,523,575	34.4%

Sector Breakdown

Value	Value
Information Technology	37.1%
Health Care	17.4%
Financials	16.5%
Industrials	14.7%
Consumer Staples	5.5%
Consumer Discretionary	5.3%
Utilities	2.4%
Short-Term Investments	2.3%
Other Assets less Liabilities	-1.2%

Class C:SUTCX

2

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/SUTCX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/SUTCX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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SUT-C-0154-1224

Class C:SUTCX

3

Class Z:SUTZX

December 31, 2024

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AB Sustainable US Thematic Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/SUTZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$34	0.67%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	S&P 500 Index
02/22	$10,000	$10,000
06/22	$8,226	$8,441
06/23	$9,832	$10,095
06/24	$11,361	$12,574
12/24	$11,558	$13,635

Average Annual Total Returns

	6 Months	1 Year	Since Inception 02/01/22
Class Z	1.74%	10.98%	5.09%
S&P 500 Index	8.44%	25.02%	11.21%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/SUTZX-S for the most recent performance information.

Class Z:SUTZX

1

Key Fund Statistics

  Net Assets$74,326,773
  # of Portfolio Holdings43
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$133,516

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$3,972,701	5.3%
Microsoft Corp.	$3,209,301	4.3%
Veralto Corp.	$2,570,083	3.5%
Flex Ltd.	$2,533,011	3.4%
Visa, Inc. - Class A	$2,478,070	3.4%
Aflac, Inc.	$2,455,355	3.3%
Rockwell Automation, Inc.	$2,212,872	3.0%
Unilever PLC (Sponsored ADR)	$2,074,709	2.8%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$2,009,461	2.7%
Waste Management, Inc.	$2,008,012	2.7%
Total	$25,523,575	34.4%

Sector Breakdown

Value	Value
Information Technology	37.1%
Health Care	17.4%
Financials	16.5%
Industrials	14.7%
Consumer Staples	5.5%
Consumer Discretionary	5.3%
Utilities	2.4%
Short-Term Investments	2.3%
Other Assets less Liabilities	-1.2%

Class Z:SUTZX

2

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/SUTZX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/SUTZX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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SUT-Z-0154-1224

Class Z:SUTZX

3

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 1 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

DEC 12.31.24

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB GLOBAL CORE EQUITY PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

December 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Information Technology – 23.3%
IT Services – 3.4%
Accenture PLC – Class A	170,389	$59,941,146
Akamai Technologies, Inc.(a)	366,759	35,080,498

		95,021,644

Semiconductors & Semiconductor Equipment – 8.8%
Applied Materials, Inc.	155,084	25,221,311
NVIDIA Corp.	952,210	127,872,281
QUALCOMM, Inc.	136,374	20,949,774
Taiwan Semiconductor Manufacturing Co., Ltd.	2,275,000	73,937,619

		247,980,985

Software – 9.4%
Microsoft Corp.	473,701	199,664,972
Roper Technologies, Inc.	128,704	66,906,774

		266,571,746

Technology Hardware, Storage & Peripherals – 1.7%
Samsung Electronics Co., Ltd.	1,349,629	48,163,957

		657,738,332

Financials – 16.6%
Banks – 1.0%
BNP Paribas SA	465,924	28,606,255

Capital Markets – 11.5%
B3 SA – Brasil Bolsa Balcao	20,632,200	34,283,878
Blackrock, Inc.	20,963	21,489,381
Euronext NV	149,393	16,759,960
Goldman Sachs Group, Inc. (The)	179,882	103,004,031
Intermediate Capital Group PLC	2,699,798	69,585,243
Julius Baer Group Ltd.	1,241,537	80,540,187

		325,662,680

Financial Services – 2.8%
Visa, Inc. – Class A	249,594	78,881,688

Insurance – 1.3%
AIA Group Ltd. – Class H	4,911,200	35,276,475

		468,427,098

Industrials – 12.2%
Air Freight & Logistics – 2.6%
DSV A/S	338,137	72,011,586

Building Products – 4.4%
Carrier Global Corp.	247,820	16,916,193

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Otis Worldwide Corp.	1,161,692	$107,584,296

		124,500,489

Commercial Services & Supplies – 0.6%
Republic Services, Inc.	86,417	17,385,372

Ground Transportation – 0.6%
Uber Technologies, Inc.(a)	286,895	17,305,507

Industrial Conglomerates – 1.3%
Siemens AG (REG)	183,342	35,750,726

Machinery – 1.5%
Deere & Co.	98,040	41,539,548

Professional Services – 1.2%
Leidos Holdings, Inc.	120,327	17,334,307
RELX PLC	392,733	17,794,334

		35,128,641

		343,621,869

Health Care – 11.8%
Health Care Equipment & Supplies – 1.1%
Medtronic PLC	397,568	31,757,732

Health Care Providers & Services – 3.6%
Elevance Health, Inc.	279,410	103,074,349

Life Sciences Tools & Services – 1.7%
Thermo Fisher Scientific, Inc.	91,851	47,783,645

Pharmaceuticals – 5.4%
AstraZeneca PLC (Sponsored ADR)	793,757	52,006,959
Eli Lilly & Co.	41,498	32,036,456
Novo Nordisk A/S – Class B	358,512	30,933,071
Takeda Pharmaceutical Co., Ltd.	256,900	6,800,739
Zoetis, Inc.	185,948	30,296,508

		152,073,733

		334,689,459

Consumer Discretionary – 9.5%
Broadline Retail – 1.2%
Alibaba Group Holding Ltd. (Sponsored ADR)	407,719	34,570,494

Diversified Consumer Services – 1.7%
Service Corp. International/US	601,477	48,009,894

Hotels, Restaurants & Leisure – 4.1%
Airbnb, Inc. – Class A(a)	117,696	15,466,431
Marriott International, Inc./MD – Class A	72,980	20,357,041

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Yum China Holdings, Inc.	1,693,850	$81,592,755

		117,416,227

Textiles, Apparel & Luxury Goods – 2.5%
Christian Dior SE	35,719	22,393,640
NIKE, Inc. – Class B	627,586	47,489,433

		69,883,073

		269,879,688

Communication Services – 8.9%
Entertainment – 1.7%
Electronic Arts, Inc.	201,039	29,412,006
Netflix, Inc.(a)	20,369	18,155,297

		47,567,303

Interactive Media & Services – 7.2%
Alphabet, Inc. – Class C	463,226	88,216,759
Auto Trader Group PLC	1,689,940	16,721,719
Meta Platforms, Inc. – Class A	97,321	56,982,419
Rightmove PLC	2,965,831	23,737,345
Scout24 SE	222,969	19,674,554

		205,332,796

		252,900,099

Consumer Staples – 7.0%
Beverages – 7.0%
Asahi Group Holdings Ltd.	6,694,205	70,226,846
Carlsberg AS – Class B	295,702	28,400,020
Coca-Cola Co. (The)	1,185,817	73,828,966
Pernod Ricard SA	233,993	26,438,151

		198,893,983

Materials – 4.1%
Chemicals – 0.9%
Linde PLC	57,252	23,969,695

Containers & Packaging – 2.0%
Smurfit WestRock PLC	1,061,018	57,146,429

Metals & Mining – 1.2%
Teck Resources Ltd. – Class B	869,753	35,263,282

		116,379,406

Energy – 3.6%
Energy Equipment & Services – 2.0%
Schlumberger NV	1,497,103	57,398,929

Oil, Gas & Consumable Fuels – 1.6%
Shell PLC	1,433,887	44,695,695

		102,094,624

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 3

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares		U.S. $ Value

Real Estate – 2.3%
Real Estate Management & Development – 2.3%
CBRE Group, Inc. – Class A(a)		354,263		$46,511,189
Vonovia SE		650,486		19,802,671

				66,313,860

Total Common Stocks (cost $2,307,404,785)				2,810,938,418

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.43%(b)(c)(d) (cost $1,751,941)		1,751,941		1,751,941

		Principal Amount (000)
Time Deposits – 0.1%
BBH, New York (0.45)%, 01/03/2025	CHF	4		4,577
0.90%, 01/02/2025	DKK	2,059		286,038
Citibank, London 1.71%, 01/02/2025	EUR	276		285,774
HSBC, Hong Kong 4.09%, 01/02/2025	HKD	2,227		286,708
Royal Bank of Canada, London 3.67%, 01/02/2025	GBP	70		88,112
Royal Bank of Canada, Toronto 2.05%, 01/02/2025	CAD	101		70,022
SMBC, Tokyo 0.01%, 01/06/2025	JPY	68,820		437,382
Standard Chartered Bank, Johannesburg 6.00%, 01/02/2025	ZAR	0	*	4

Total Time Deposits (cost $1,458,617)				1,458,617

Total Short-Term Investments (cost $3,210,558)				3,210,558

Total Investments – 99.5% (cost $2,310,615,343)				2,814,148,976
Other assets less liabilities – 0.5%				12,949,953

Net Assets – 100.0%				$2,827,098,929

*	Principal amount less than 500.

(a)	Non-income producing security.

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PORTFOLIO OF INVESTMENTS (continued)

(b)	The rate shown represents the 7-day yield as of period end.

(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(d)	Affiliated investments.

Currency Abbreviations:

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

See notes to financial statements.

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 5

STATEMENT OF ASSETS & LIABILITIES

December 31, 2024 (unaudited)

Assets
Investments in securities, at value Unaffiliated issuers (cost $2,308,863,402)	$2,812,397,035
Affiliated issuers (cost $1,751,941)	1,751,941
Foreign currencies, at value (cost $2,515)	2,507
Receivable for investment securities sold	7,779,553
Unaffiliated dividends receivable	7,432,664
Receivable for capital stock sold	1,439,695
Affiliated dividends receivable	30,436
Receivable due from Adviser	1,430

Total assets	2,830,835,261

Liabilities
Due to Custodian	348
Advisory fee payable	1,756,404
Payable for capital stock redeemed	1,577,062
Payable for investment securities purchased and foreign currency transactions	211,069
Transfer Agent fee payable	35,392
Administrative fee payable	13,855
Distribution fee payable	1,388
Accrued expenses	140,814

Total liabilities	3,736,332

Net Assets	$2,827,098,929

Composition of Net Assets
Capital stock, at par	$16,785
Additional paid-in capital	2,322,885,094
Distributable earnings	504,197,050

$2,827,098,929

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$5,200,829	308,670	$16.85	*

C	$345,355	21,047	$16.41

Advisor	$2,821,552,745	167,523,826	$16.84

*	The maximum offering price per share for Class A shares was $17.60 which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended December 31, 2024 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $665,523)	$19,517,775
Affiliated issuers	192,661
Interest	23,550
Securities lending income	6,789	$19,740,775

Expenses
Advisory fee (see Note B)	10,817,201
Transfer agency—Class A	399
Transfer agency—Class C	32
Transfer agency—Advisor Class	168,295
Distribution fee—Class A	8,692
Distribution fee—Class C	1,866
Custody and accounting	128,057
Registration fees	39,938
Administrative	39,595
Audit and tax	34,273
Directors’ fees	29,721
Legal	29,127
Printing	17,433
Miscellaneous	33,349

Total expenses	11,347,978
Less: expenses waived and reimbursed by the Adviser (see Note B and Note E)	(9,072)

Net expenses		11,338,906

Net investment income		8,401,869

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		109,883,021
Foreign currency transactions		(87,345)
Net change in unrealized appreciation (depreciation) on:
Investments		(36,742,789)
Foreign currency denominated assets and liabilities		(43,672)

Net gain on investment and foreign currency transactions		73,009,215

Net Increase in Net Assets from Operations		$81,411,084

See notes to financial statements.

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2024 (unaudited)	Year Ended June 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$8,401,869	$30,742,321
Net realized gain on investment and foreign currency transactions	109,795,676	154,247,164
Net change in unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities	(36,786,461)	157,084,083

Net increase in net assets from operations	81,411,084	342,073,568
Distributions to Shareholders
Class A	(112,934)	(134,871)
Class C	(5,955)	– 0	–
Advisor Class	(75,995,287)	(27,651,080)
Capital Stock Transactions
Net decrease	(28,554,221)	(25,463,680)

Total increase (decrease)	(23,257,313)	288,823,937
Net Assets
Beginning of period	2,850,356,242	2,561,532,305

End of period	$2,827,098,929	$2,850,356,242

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 11 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Global Core Equity Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C and Advisor Class shares. Class B, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares have been authorized but currently not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

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NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by

10 | AB GLOBAL CORE EQUITY PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows

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NOTES TO FINANCIAL STATEMENTS (continued)

which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2024:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$535,636,756		$122,101,576		$	– 0	–	$657,738,332
Financials	203,375,100		265,051,998			– 0	–	468,427,098
Industrials	218,065,223		125,556,646			– 0	–	343,621,869
Health Care	296,955,649		37,733,810			– 0	–	334,689,459
Consumer Discretionary	247,486,048		22,393,640			– 0	–	269,879,688
Communication Services	192,766,481		60,133,618			– 0	–	252,900,099
Consumer Staples	73,828,966		125,065,017			– 0	–	198,893,983
Materials	116,379,406		– 0	–		– 0	–	116,379,406
Energy	57,398,929		44,695,695			– 0	–	102,094,624
Real Estate	46,511,189		19,802,671			– 0	–	66,313,860
Short-Term Investments:
Investment Companies	1,751,941		– 0	–		– 0	–	1,751,941
Time Deposits	1,458,617		– 0	–		– 0	–	1,458,617

Total Investments in Securities	1,991,614,305		822,534,671			– 0	–	2,814,148,976

Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total	$1,991,614,305		$822,534,671		$	– 0	–	$2,814,148,976

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

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NOTES TO FINANCIAL STATEMENTS (continued)

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the

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NOTES TO FINANCIAL STATEMENTS (continued)

ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segments performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

14 | AB GLOBAL CORE EQUITY PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion of the Fund’s average daily net assets, .65% of the excess over $2.5 billion up to $5 billion, and .60% of the excess of $5 billion. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.15%, 1.90% and .90% of the daily average net assets for Class A, Class C and Advisor Class shares, respectively. For the six months ended December 31, 2024, there was no such reimbursement. The Expense Caps may not be terminated by the Adviser before October 31, 2025.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2024, the reimbursement for such services amounted to $39,595.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $100,915 for the six months ended December 31, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $127 from the sale of Class A shares and received $62 and $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2024.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 15

NOTES TO FINANCIAL STATEMENTS (continued)

(resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2024, such waiver amounted to $7,310.

A summary of the Fund’s transactions in AB mutual funds for the six months ended December 31, 2024 is as follows:

Fund	Market Value 6/30/24 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/24 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$7,458		$238,783	$244,489	$1,752		$193
AB Government Money Market Portfolio*	– 0	–	77,247	77,247	– 0	–	1

Total					$1,752		$194

*	Investment of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $2,110 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2024, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$847,291,084		$941,200,123
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$640,907,089
Gross unrealized depreciation	(137,373,456)

Net unrealized appreciation	$503,533,633

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivative transactions for the six months ended December 31, 2024.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized

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NOTES TO FINANCIAL STATEMENTS (continued)

continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions surrounding securities lending for the six months ended December 31, 2024 is as follows:

										AB Government Money Market Portfolio
Market Value of Securities on Loan*			Cash Collateral*			Market Value of Non-Cash Collateral*			Income from Borrowers	Income Earned	Advisory Fee Waived
$	– 0	–	$	– 0	–	$	– 0	–	$5,683	$1,106	$1,762

*	As of December 31, 2024.

NOTE F

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended December 31, 2024 (unaudited)	Year Ended June 30, 2024		Six Months Ended December 31, 2024 (unaudited)	Year Ended June 30, 2024

Class A
Shares sold	5,973	53,439		$102,788	$829,097

Shares issued in reinvestment of dividends and distributions	6,307	8,919		110,053	134,141

Shares converted from Class C	88	– 0	–	1,584	– 0	–

Shares redeemed	(182,820)	(919,435)		(3,202,329)	(14,731,537)

Net decrease	(170,452)	(857,077)		$(2,987,904)	$(13,768,299)

Class C
Shares sold	50	405		$839	$6,359

Shares issued in reinvestment of dividends and distributions	298	– 0	–	5,074	– 0	–

Shares converted to Class A	(91)	– 0	–	(1,584)	– 0	–

Shares redeemed	(1,592)	(6,898)		(27,452)	(103,218)

Net decrease	(1,335)	(6,493)		$(23,123)	$(96,859)

Advisor Class
Shares sold	10,202,950	28,387,285		$178,416,394	$441,505,372

Shares issued in reinvestment of dividends and distributions	4,028,818	1,553,251		70,262,587	23,407,488

Shares redeemed	(15,671,919)	(30,613,879)		(274,222,175)	(476,511,382)

Net decrease	(1,440,151)	(673,343)		$(25,543,194)	$(11,598,522)

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other

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NOTES TO FINANCIAL STATEMENTS (continued)

short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2024.

NOTE I

Distributions to Shareholders

The tax character of distributions paid for the year ending June 30, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended June 30, 2024 and June 30, 2023 were as follows:

	2024		2023
Distributions paid from:
Ordinary income	$27,785,951		$24,971,976
Long-term capital gains	– 0	–	67,880,065

Total taxable distributions paid	$27,785,951		$92,852,041

As of June 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$22,937,634
Accumulated capital and other losses	(44,606,788	)(a)
Unrealized appreciation (depreciation)	520,569,297	(b)

Total accumulated earnings (deficit)	$498,900,143

(a)

As of June 30, 2024, the Fund had a net capital loss carryforward of $44,606,788. During the fiscal year, the Fund utilized $141,266,778 of capital loss carry forwards to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of passive foreign investment companies (PFICs) and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2024, the Fund had a net long-term capital loss carryforward of $44,606,788, which may be carried forward for an indefinite period.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended December 31, 2024 (unaudited)	Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 16.76	$ 14.92	$ 13.52	$ 17.63	$ 12.83	$ 13.31

Income From Investment Operations

Net investment income(a)(b)	.02	.12	.11	.10	.12	.12

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.44	1.84	1.83	(3.42)	4.77	(.16)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.46	1.96	1.94	(3.32)	4.89	(.04)

Less: Dividends and Distributions

Dividends from net investment income	(.09)	(.12)	(.01)	(.14)	(.09)	(.13)

Distributions from net realized gain on investment and foreign currency transactions	(.28)	– 0	–	(.53)	(.65)	– 0	–	(.31)

Total dividends and distributions	(.37)	(.12)	(.54)	(.79)	(.09)	(.44)

Net asset value, end of period	$ 16.85	$ 16.76	$ 14.92	$ 13.52	$ 17.63	$ 12.83

Total Return

Total investment return based on net asset value(d)	2.69	%*	13.24%	14.79%	(19.74)%	38.20%	(.48)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,201	$8,031	$19,940	$19,471	$23,362	$17,101

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.02	%(e)	1.03%	1.04%	1.03%	1.05%	1.08%

Expenses, before waivers/reimbursements	1.02	%(e)	1.03%	1.04%	1.04%	1.06%	1.08%

Net investment income(b)	.27	%(e)	.75%	.77%	.62%	.79%	.89%

Portfolio turnover rate	29%	52%	48%	50%	46%	52%

See footnote summary on page 25.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended December 31, 2024 (unaudited)	Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 16.31	$ 14.52	$ 13.26	$ 17.29	$ 12.61	$ 13.10

Income From Investment Operations

Net investment income (loss)(a)(b)	(.04)	.01	(.01)	(.03)	.00	(c)	.02

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.43	1.78	1.80	(3.34)	4.68	(.15)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.39	1.79	1.79	(3.37)	4.68	(.13)

Less: Dividends and Distributions

Dividends from net investment income	(.01)	– 0	–	– 0	–	(.01)	– 0	–	(.05)

Distributions from net realized gain on investment and foreign currency transactions	(.28)	– 0	–	(.53)	(.65)	– 0	–	(.31)

Total dividends and distributions	(.29)	– 0	–	(.53)	(.66)	– 0	–	(.36)

Net asset value, end of period	$ 16.41	$ 16.31	$ 14.52	$ 13.26	$ 17.29	$ 12.61

Total Return

Total investment return based on net asset value(d)	2.31	%*	12.33%	13.93%	(20.29)%	37.11%	(1.17)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$345	$365	$419	$759	$1,040	$905

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.78	%(e)	1.79%	1.79%	1.79%	1.81%	1.84%

Expenses, before waivers/reimbursements	1.78	%(e)	1.79%	1.79%	1.79%	1.81%	1.84%

Net investment income (loss)(b)	(.44	)%(e)	.08%	(.04)%	(.15)%	.03%	.15%

Portfolio turnover rate	29%	52%	48%	50%	46%	52%

See footnote summary on page 25.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended December 31, 2024 (unaudited)	Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 16.82	$ 14.98	$ 13.57	$ 17.69	$ 12.87	$ 13.35

Income From Investment Operations

Net investment income(a)(b)	.05	.18	.14	.14	.17	.15

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.44	1.82	1.84	(3.43)	4.77	(.15)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.49	2.00	1.98	(3.29)	4.94	.00	(c)

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.16)	(.04)	(.18)	(.12)	(.17)

Distributions from net realized gain on investment and foreign currency transactions	(.28)	– 0	–	(.53)	(.65)	– 0	–	(.31)

Total dividends and distributions	(.47)	(.16)	(.57)	(.83)	(.12)	(.48)

Net asset value, end of period	$ 16.84	$ 16.82	$ 14.98	$ 13.57	$ 17.69	$ 12.87

Total Return

Total investment return based on net asset value(d)	2.79	%*	13.51%	15.13%	(19.54)%	38.54%	(.25)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,821,553	$2,841,960	$2,541,173	$2,349,994	$2,478,209	$1,215,240

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.77	%(e)	.78%	.79%	.79%	.81%	.84%

Expenses, before waivers/reimbursements	.77	%(e)	.78%	.79%	.79%	.81%	.84%

Net investment income(b)	.57	%(e)	1.15%	1.04%	.86%	1.08%	1.17%

Portfolio turnover rate	29%	52%	48%	50%	46%	52%

See footnote summary on page 25.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Annualized.

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the performance of each share class for the six months ended December 31, 2024 by 0.01%.

See notes to financial statements.

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 25

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Global Core Equity Portfolio (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors

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considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 27

Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended February 29, 2024 (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in the periods reviewed, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted

28 | AB GLOBAL CORE EQUITY PORTFOLIO	abfunds.com

that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to the Fund’s, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 29

other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than the first breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing of any economies of scale.

30 | AB GLOBAL CORE EQUITY PORTFOLIO	abfunds.com

NOTES

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 31

NOTES

32 | AB GLOBAL CORE EQUITY PORTFOLIO	abfunds.com

AB GLOBAL CORE EQUITY PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

GCE-0152-1224

DEC 12.31.24

SEMI–ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB SELECT US EQUITY PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

December 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.3%
Information Technology – 27.4%
Communications Equipment – 0.8%
Cisco Systems, Inc.	39,263	$2,324,370

IT Services – 0.9%
International Business Machines Corp.	11,317	2,487,816

Semiconductors & Semiconductor Equipment – 10.4%
Advanced Micro Devices, Inc.(a)	6,388	771,607
Applied Materials, Inc.	9,498	1,544,660
Broadcom, Inc.	20,754	4,811,607
Intel Corp.(a)	30,525	612,026
NVIDIA Corp.	130,547	17,531,157
NXP Semiconductors NV	9,466	1,967,508
Texas Instruments, Inc.(b)	10,736	2,013,107

		29,251,672

Software – 8.6%
Adobe, Inc.(a)	5,469	2,431,955
Microsoft Corp.	39,525	16,659,787
Oracle Corp.	14,089	2,347,791
Salesforce, Inc.	7,975	2,666,282

		24,105,815

Technology Hardware, Storage & Peripherals – 6.7%
Apple, Inc.	71,500	17,905,030
Dell Technologies, Inc. – Class C	6,864	791,007

		18,696,037

		76,865,710

Financials – 20.0%
Banks – 6.9%
Bank of America Corp.	119,544	5,253,959
Fifth Third Bancorp	71,323	3,015,536
JPMorgan Chase & Co.	25,511	6,115,242
Wells Fargo & Co.	69,895	4,909,425

		19,294,162

Capital Markets – 2.0%
Goldman Sachs Group, Inc. (The)	6,991	4,003,186
Jefferies Financial Group, Inc.	19,347	1,516,805

		5,519,991

Consumer Finance – 1.8%
Capital One Financial Corp.	28,390	5,062,505

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Financial Services – 7.4%
Apollo Global Management, Inc.	26,494	$4,375,749
Berkshire Hathaway, Inc. – Class B(a)	27,130	12,297,487
Visa, Inc. – Class A	13,052	4,124,954

		20,798,190

Insurance – 1.9%
Chubb Ltd.	10,587	2,925,188
Progressive Corp. (The)	10,492	2,513,988

		5,439,176

		56,114,024

Communication Services – 12.5%
Diversified Telecommunication Services – 1.6%
AT&T, Inc.	198,696	4,524,308

Entertainment – 2.8%
Netflix, Inc.(a)	4,432	3,950,330
Walt Disney Co. (The)	34,715	3,865,516

		7,815,846

Interactive Media & Services – 7.7%
Alphabet, Inc. – Class A	67,408	12,760,334
Meta Platforms, Inc. – Class A	15,233	8,919,074

		21,679,408

Wireless Telecommunication Services – 0.4%
T-Mobile US, Inc.	5,711	1,260,589

		35,280,151

Health Care – 10.3%
Biotechnology – 1.4%
AbbVie, Inc.	21,821	3,877,592

Health Care Equipment & Supplies – 1.9%
Abbott Laboratories	31,108	3,518,626
Stryker Corp.	5,098	1,835,535

		5,354,161

Health Care Providers & Services – 3.9%
Cigna Group (The)	4,918	1,358,056
HCA Healthcare, Inc.	7,212	2,164,682
McKesson Corp.	5,479	3,122,537
UnitedHealth Group, Inc.	8,853	4,478,379

		11,123,654

Life Sciences Tools & Services – 0.8%
Thermo Fisher Scientific, Inc.	4,220	2,195,370

2 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Pharmaceuticals – 2.3%
Eli Lilly & Co.	4,188	$3,233,136
Johnson & Johnson	23,026	3,330,020

		6,563,156

		29,113,933

Industrials – 8.1%
Aerospace & Defense – 2.7%
Boeing Co. (The)(a)	4,452	788,004
Northrop Grumman Corp.	3,950	1,853,696
RTX Corp.	41,759	4,832,351

		7,474,051

Building Products – 0.3%
Carrier Global Corp.	13,527	923,353

Electrical Equipment – 0.2%
GE Vernova, Inc.	2,105	692,398

Ground Transportation – 1.9%
CSX Corp.	51,121	1,649,675
Norfolk Southern Corp.	5,236	1,228,889
Uber Technologies, Inc.(a)	14,035	846,591
Union Pacific Corp.	6,603	1,505,748

		5,230,903

Industrial Conglomerates – 2.4%
3M Co.	36,894	4,762,647
Honeywell International, Inc.	8,461	1,911,255

		6,673,902

Machinery – 0.6%
Parker-Hannifin Corp.	2,819	1,792,968

		22,787,575

Consumer Discretionary – 6.0%
Broadline Retail – 3.9%
Amazon.com, Inc.(a)	49,385	10,834,575

Hotels, Restaurants & Leisure – 0.8%
Booking Holdings, Inc.	465	2,310,316

Specialty Retail – 1.3%
Home Depot, Inc. (The)	9,488	3,690,737

		16,835,628

Consumer Staples – 5.2%
Beverages – 1.0%
Coca-Cola Co. (The)	29,680	1,847,877
PepsiCo, Inc.	6,841	1,040,242

		2,888,119

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 3

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Consumer Staples Distribution & Retail – 1.7%
Costco Wholesale Corp.		2,676	$2,451,938
Walmart, Inc.		25,596	2,312,599

			4,764,537

Household Products – 1.5%
Procter & Gamble Co. (The)		25,967	4,353,368

Tobacco – 1.0%
Philip Morris International, Inc.		22,381	2,693,553

			14,699,577

Energy – 4.5%
Oil, Gas & Consumable Fuels – 4.5%
Cheniere Energy, Inc.		12,684	2,725,411
EOG Resources, Inc.		41,294	5,061,818
Exxon Mobil Corp.		44,666	4,804,722

			12,591,951

Utilities – 2.7%
Electric Utilities – 2.7%
Constellation Energy Corp.		4,294	960,611
NextEra Energy, Inc.		33,329	2,389,356
PPL Corp.		127,923	4,152,380

			7,502,347

Materials – 0.6%
Chemicals – 0.6%
Sherwin-Williams Co. (The)		4,981	1,693,191

Total Common Stocks (cost $160,208,211)			273,484,087

SHORT-TERM INVESTMENTS – 2.6%
Investment Companies – 2.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.43%(c)(d)(e) (cost $7,018,049)		7,018,049	7,018,049

		Principal Amount (000)
Time Deposits – 0.1%
Citibank, London 1.71%, 01/02/2025	EUR	40	41,092
HSBC, Hong Kong 4.09%, 01/02/2025	HKD	161	20,694

4 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Royal Bank of Canada, London 3.67%, 01/02/2025	GBP	63	$78,294
Royal Bank of Canada, Toronto 2.05%, 01/02/2025	CAD	6	3,923
SMBC, Tokyo 0.01%, 01/06/2025	JPY	1,553	9,873

Total Time Deposits (cost $153,876)			153,876

Total Short-Term Investments (cost $7,171,925)			7,171,925

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $167,380,136)			280,656,012

		Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.43%(c)(d)(e) (cost $2,032,232)		2,032,232	2,032,232

Total Investments – 100.6% (cost $169,412,368)			282,688,244
Other assets less liabilities – (0.6)%			(1,820,403)

Net Assets – 100.0%			$280,867,841

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(e)	Affiliated investments.

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

See notes to financial statements.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 5

STATEMENT OF ASSETS & LIABILITIES

December 31, 2024 (unaudited)

Assets
Investments in securities, at value Unaffiliated issuers (cost $160,362,087)	$273,637,963	(a)
Affiliated issuers (cost $9,050,281—including investment of cash collateral for securities loaned of $2,032,232)	9,050,281
Cash	2
Foreign currencies, at value (cost $380)	373
Receivable for investment securities sold	1,829,648
Unaffiliated dividends receivable	155,517
Receivable for capital stock sold	24,300
Affiliated dividends receivable	24,062
Receivable due from Adviser	12,972

Total assets	284,735,118

Liabilities
Payable for collateral received on securities loaned	2,032,232
Payable for investment securities purchased	1,223,930
Payable for capital stock redeemed	268,816
Advisory fee payable	235,742
Administrative fee payable	14,635
Distribution fee payable	13,266
Transfer Agent fee payable	5,653
Accrued expenses	73,003

Total liabilities	3,867,277

Net Assets	$280,867,841

Composition of Net Assets
Capital stock, at par	$1,287
Additional paid-in capital	176,151,222
Distributable earnings	104,715,332

	$280,867,841

Net Asset Value Per Share—30 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$34,059,165	1,556,163	$21.89	*

C	$7,219,095	382,437	$18.88

Advisor	$229,291,998	10,457,595	$21.93

I	$10,297,583	477,704	$21.56

(a)	Includes securities on loan with a value of 1,987,606 (See Note E).

*	The maximum offering price per share for Class A shares was $22.86, which reflects a sales charge of 4.25%.

See notes to financial statements.

6 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2024 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $2,796)	$1,729,869
Affiliated issuers	169,140
Interest	2,923
Securities lending income	40	$1,901,972

Expenses
Advisory fee (see Note B)	1,396,895
Distribution fee—Class A	40,596
Distribution fee—Class C	32,707
Transfer agency—Class A	6,251
Transfer agency—Class C	1,364
Transfer agency—Advisor Class	44,329
Transfer agency—Class I	1,011
Registration fees	51,230
Custody and accounting	50,473
Administrative	40,089
Audit and tax	24,937
Legal	22,655
Printing	16,351
Directors’ fees	12,149
Miscellaneous	9,026

Total expenses	1,750,063
Less: expenses waived and reimbursed by the Adviser (see Note B and Note E)	(76,276)

Net expenses		1,673,787

Net investment income		228,185

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain on:
Investment transactions		10,838,014
Foreign currency transactions		2
Net change in unrealized appreciation (depreciation) on:
Investments		10,486,977
Foreign currency denominated assets and liabilities		(2,198)

Net gain on investment and foreign currency transactions		21,322,795

Net Increase in Net Assets from Operations		$21,550,980

See notes to financial statements.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30, 2024
Increase in Net Assets from Operations
Net investment income	$228,185		$728,431
Net realized gain on investment and foreign currency transactions	10,838,016		20,050,725
Net change in unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities	10,484,779		31,392,999

Net increase in net assets from operations	21,550,980		52,172,155
Distributions to Shareholders
Class A	(2,692,764)		(557,214)
Class C	(666,873)		(144,095)
Advisor Class	(18,672,277)		(4,153,366)
Class R	– 0	–	(60,109)
Class K	– 0	–	(20,208)
Class I	(842,684)		(88,363)
Capital Stock Transactions
Net increase (decrease)	16,863,161		(1,964,348)

Total increase	15,539,543		45,184,452
Net Assets
Beginning of period	265,328,298		220,143,846

End of period	$280,867,841		$265,328,298

See notes to financial statements.

8 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 11 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Select US Equity Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C, Advisor Class and Class I shares. Class B, Class R, Class K, Class T, Class 1 and Class 2 shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 10 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 9

NOTES TO FINANCIAL STATEMENTS (continued)

things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

10 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 11

NOTES TO FINANCIAL STATEMENTS (continued)

inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2024:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks^	$273,484,087		$	– 0	–	$	– 0	–	$273,484,087
Short-Term Investments:
Investment Companies	7,018,049			– 0	–		– 0	–	7,018,049
Time Deposits	153,876			– 0	–		– 0	–	153,876
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,032,232			– 0	–		– 0	–	2,032,232

Total Investments in Securities	282,688,244			– 0	–		– 0	–	282,688,244
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$282,688,244		$	– 0	–	$	– 0	–	$282,688,244

^	See Portfolio of Investments for sector classifications.

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against

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NOTES TO FINANCIAL STATEMENTS (continued)

the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend

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NOTES TO FINANCIAL STATEMENTS (continued)

income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segments performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1.00% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. As of October 1, 2023, the Adviser has voluntarily agreed to waive the advisory fee by an amount equal to .05% of the Fund’s daily average net assets. For the six months ended December 31, 2024, such reimbursements/waivers amounted to $69,845. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annual basis (the “Expense Caps”) to 1.50%, 2.25%, 1.25% and 1.25% of the daily average net assets for Class A, Class C, Advisor Class and Class I shares, respectively. For the six months ended December 31, 2024, there was no such reimbursement. The Expense Caps may not be terminated before October 31, 2025. Prior to November 1, 2023, the Adviser had agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annual basis (the “Expense Caps”) to 1.55%, 2.30%, 1.30% and 1.30% of the daily average net assets for Class A, Class C, Advisor Class and Class I shares, respectively.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2024, the reimbursement for such services amounted to $40,089.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $17,587 for the six months ended December 31, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $2,009 from the sale of Class A shares and received $66 and $1,004 in contingent deferred sales charges imposed upon redemptions

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NOTES TO FINANCIAL STATEMENTS (continued)

by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2024.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2024, such waiver amounted to $6,355.

A summary of the Fund’s transactions in AB mutual funds for the six months ended December 31, 2024 is as follows:

Fund	Market Value 6/30/24 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/24 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$7,011		$34,434	$34,427	$7,018	$169
AB Government Money Market Portfolio*	– 0	–	6,284	4,252	2,032	0	**

Total					$9,050	$169

*	Investment of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A

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NOTES TO FINANCIAL STATEMENTS (continued)

shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operation, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $144,869 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2024, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$285,070,839		$292,237,394
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$114,024,112

Gross unrealized depreciation	(748,236)

Net unrealized appreciation	$113,275,876

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivative transactions for the six months ended December 31, 2024.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of

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NOTES TO FINANCIAL STATEMENTS (continued)

currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business

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NOTES TO FINANCIAL STATEMENTS (continued)

day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended December 31, 2024 is as follows:

						AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*		Income from Borrowers		Income Earned	Advisory Fee Waived
$1,987,606	$2,032,232	$	– 0 –	$	– 0 –	$40	$76

*	As of December 31, 2024.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30, 2024	Six Months Ended December 31, 2024 (unaudited)			Year Ended June 30, 2024

Class A
Shares sold	185,065		164,695		$4,313,535		$3,322,180

Shares issued in reinvestment of dividends and distributions	106,458		28,668		2,399,559		516,034

Shares converted from Class C	4,460		108,395		101,577		1,978,766

Shares redeemed	(153,374)		(253,961)		(3,464,305)		(4,987,270)

Net increase	142,609		47,797		$3,350,366		$829,710

Class C
Shares sold	75,842		56,562		$1,570,889		$992,709

Shares issued in reinvestment of distributions	24,279		7,659		472,226		121,322

Shares converted to Class A	(5,096)		(122,862)		(101,577)		(1,978,766)

Shares redeemed	(23,891)		(151,973)		(487,489)		(2,558,547)

Net increase (decrease)	71,134		(210,614)		$1,454,049		$(3,423,282)

Advisor Class
Shares sold	455,870		1,335,049		$10,568,986		$26,898,841

Shares issued in reinvestment of dividends and distributions	684,848		216,522		15,463,864		3,901,723

Shares redeemed	(635,628)		(1,551,406)		(14,816,788)		(29,789,780)

Net increase	505,090		165		$11,216,062		$1,010,784

Class R
Shares sold	– 0	–	11,204	$	– 0	–	$203,098

Shares issued in reinvestment of dividends and distributions	– 0	–	3,509		– 0	–	59,935

Shares redeemed	– 0	–	(192,985)		– 0	–	(3,729,968)

Net increase (decrease)	– 0	–	(178,272)	$	– 0	–	$(3,466,935)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30, 2024	Six Months Ended December 31, 2024 (unaudited)			Year Ended June 30, 2024

Class K
Shares sold	– 0	–	22,998	$	– 0	–	$428,085

Shares issued in reinvestment of dividends and distributions	– 0	–	1,142		– 0	–	20,208

Shares redeemed	– 0	–	(82,975)		– 0	–	(1,614,565)

Net increase (decrease)	– 0	–	(58,835)	$	– 0	–	$(1,166,272)

Class I
Shares sold	– 0	–	246,958	$	– 0	–	$4,598,411

Shares issued in reinvestment of dividends and distributions	37,958		4,981		842,684		88,363

Shares redeemed	– 0	–	(22,913)		– 0	–	(435,127)

Net increase	37,958		229,026		$842,684		$4,251,647

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in these companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly

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NOTES TO FINANCIAL STATEMENTS (continued)

exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

IPO Risk—Securities purchased in an IPO may be subject to substantial price volatility due to one or more factors such as unseasoned trading in the securities, the lack of investor knowledge of the issuer, the lack of an operating history of the issuer, and the dependence of the issuer on key personnel, suppliers or a limited number of customers.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2024.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions paid for the year ending June 30, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended June 30, 2024 and June 30, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$1,617,915	$866,023
Net long-term capital gains	3,405,440	11,949,968

Total taxable distributions paid	$5,023,355	$12,815,991

As of June 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$8,829,846
Undistributed capital gains	5,970,638
Unrealized appreciation (depreciation)	91,238,466	(a)

Total accumulated earnings (deficit)	$106,038,950

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended December 31, 2024 (unaudited)	Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 21.93	$ 17.99	$ 16.56	$ 22.32	$ 16.19	$ 16.81

Income From Investment Operations

Net investment income (loss)(a)(b)	(.00	)(c)	.03	.03	.02	(.03)	.05

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.82	4.31	2.42	(1.06)	6.76	.68

Contributions from Affiliates	– 0	–	–0	–	.00	(c)	–0	–	–0	–	.00	(c)

Net increase (decrease) in net asset value from operations	1.82	4.34	2.45	(1.04)	6.73	.73

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.02)	(.04)	–0	–	–0	–	(.07)

Distributions from net realized gain on investment and foreign currency transactions	(1.86)	(.38)	(.98)	(4.72)	(.60)	(1.28)

Total dividends and distributions	(1.86)	(.40)	(1.02)	(4.72)	(.60)	(1.35)

Net asset value, end of period	$ 21.89	$ 21.93	$ 17.99	$ 16.56	$ 22.32	$ 16.19

Total Return

Total investment return based on net asset value(d)*	8.06%	24.62%	15.38%	(8.03)%	42.31%	4.18%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$34,059	$31,004	$24,574	$19,869	$18,875	$11,699

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements	1.40	%(e)	1.44%	1.51%	1.47%	1.51%	1.53%

Expenses, before waivers/ reimbursements	1.45	%(e)	1.48%	1.52%	1.47%	1.51%	1.53%

Net investment income (loss)(b)	(.04	)%(e)	.13%	.20%	.08%	(.13)%	.28%

Portfolio turnover rate	106%	171%	205%	197%	148%	183%

See footnote summary on page 28.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended December 31, 2024 (unaudited)	Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 19.22	$ 15.91	$ 14.83	$ 20.57	$ 15.07	$ 15.78

Income From Investment Operations

Net investment loss(a)(b)	(.08)	(.11)	(.08)	(.13)	(.16)	(.07)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.60	3.80	2.14	(.89)	6.26	.64

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	1.52	3.69	2.06	(1.02)	6.10	.57

Less: Distributions

Distributions from net realized gain on investment and foreign currency transactions	(1.86)	(.38)	(.98)	(4.72)	(.60)	(1.28)

Net asset value, end of period	$ 18.88	$ 19.22	$ 15.91	$ 14.83	$ 20.57	$ 15.07

Total Return

Total investment return based on net asset value(d)*	7.67%	23.62%	14.49%	(8.69)%	41.25%	3.36%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,219	$5,982	$8,303	$7,629	$9,319	$8,437

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements	2.15	%(e)	2.20%	2.27%	2.22%	2.26%	2.27%

Expenses, before waivers/ reimbursements	2.21	%(e)	2.24%	2.27%	2.22%	2.27%	2.28%

Net investment loss(b)	(.78	)%(e)	(.64)%	(.55)%	(.68)%	(.88)%	(.45)%

Portfolio turnover rate	106%	171%	205%	197%	148%	183%

See footnote summary on page 28.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended December 31, 2024 (unaudited)	Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 21.99	$ 18.03	$ 16.59	$ 22.32	$ 16.17	$ 16.78

Income From Investment Operations

Net investment income(a)(b)	.02	.07	.08	.07	.03	.09

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.83	4.33	2.42	(1.07)	6.74	.69

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	1.85	4.40	2.50	(1.00)	6.77	.78

Less: Dividends and Distributions

Dividends from net investment income	(.05)	(.06)	(.08)	(.01)	(.02)	(.11)

Distributions from net realized gain on investment and foreign currency transactions	(1.86)	(.38)	(.98)	(4.72)	(.60)	(1.28)

Total dividends and distributions	(1.91)	(.44)	(1.06)	(4.73)	(.62)	(1.39)

Net asset value, end of period	$ 21.93	$ 21.99	$ 18.03	$ 16.59	$ 22.32	$ 16.17

Total Return

Total investment return based on net asset value(d)*	8.17%	24.94%	15.68%	(7.82)%	42.63%	4.44%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$229,292	$218,823	$179,438	$176,306	$181,782	$172,643

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements	1.15	%(e)	1.19%	1.26%	1.22%	1.26%	1.27%

Expenses, before waivers/ reimbursements	1.20	%(e)	1.23%	1.26%	1.22%	1.26%	1.27%

Net investment income(b)	.22	%(e)	.38%	.46%	.33%	.13%	.54%

Portfolio turnover rate	106%	171%	205%	197%	148%	183%

See footnote summary on page 28.

26 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended December 31, 2024 (unaudited)	Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 21.65	$ 17.75	$ 16.35	$ 22.06	$ 15.99	$ 16.60

Income From Investment Operations

Net investment income(a)(b)	.03	.08	.08	.06	.02	.09

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.80	4.26	2.38	(1.04)	6.67	.68

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	1.83	4.34	2.46	(.98)	6.69	.77

Less: Dividends and Distributions

Dividends from net investment income	(.06)	(.06)	(.08)	(.01)	(.02)	(.10)

Distributions from net realized gain on investment and foreign currency transactions	(1.86)	(.38)	(.98)	(4.72)	(.60)	(1.28)

Total dividends and distributions	(1.92)	(.44)	(1.06)	(4.73)	(.62)	(1.38)

Net asset value, end of period	$ 21.56	$ 21.65	$ 17.75	$ 16.35	$ 22.06	$ 15.99

Total Return

Total investment return based on net asset value(d)*	8.18%	24.93%	15.72%	(7.82)%	42.62%	4.45%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,298	$9,519	$3,741	$3,717	$5,340	$4,244

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.13	%(e)	1.16%	1.26%	1.21%	1.26%	1.26%

Expenses, before waivers/reimbursements	1.18	%(e)	1.20%	1.26%	1.22%	1.26%	1.27%

Net investment income(b)	.23	%(e)	.41%	.45%	.32%	.13%	.56%

Portfolio turnover rate	106%	171%	205%	197%	148%	183%

See footnote summary on page 28.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 27

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Annualized.

*

Includes the impact of proceeds received, and credited to the Fund resulting from class action settlements, which enhanced the performance of each share class, for the six months ended December 31, 2024, for the years ended June 30, 2022 and June 30, 2020 by 0.01%, 0.02% and 0.03%, respectively.

See notes to financial statements.

28 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Select US Equity Portfolio (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 29

judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

30 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate (reflecting a waiver of a portion of the advisory fee effective October 2023) with a peer group median, and discussed with the Adviser the reasons it was above the median. They also noted the Adviser’s total rate of compensation, taking into account the impact of the

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 31

administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The information provided included a pro forma expense ratio to reflect changes to the Fund’s expenses effective October 2023. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers,

32 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s pro forma expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints, and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 33

NOTES

34 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

NOTES

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 35

NOTES

36 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

AB SELECT US EQUITY PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

SUE-0152-1224

DEC 12.31.24

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB SUSTAINABLE US THEMATIC PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

December 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.9%
Information Technology – 37.1%
Communications Equipment – 2.0%
Arista Networks, Inc.(a)	13,422	$1,483,534

Electronic Equipment, Instruments & Components – 5.8%
Flex Ltd.(a)	65,981	2,533,011
TE Connectivity PLC	12,254	1,751,954

		4,284,965

IT Services – 2.3%
Accenture PLC – Class A	4,911	1,727,641

Semiconductors & Semiconductor Equipment – 11.5%
Monolithic Power Systems, Inc.	1,947	1,152,040
NVIDIA Corp.	29,583	3,972,701
NXP Semiconductors NV	6,759	1,404,858
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	10,175	2,009,461

		8,539,060

Software – 15.5%
Adobe, Inc.(a)	3,603	1,602,182
Bentley Systems, Inc. – Class B	15,883	741,736
Cadence Design Systems, Inc.(a)	5,775	1,735,156
Fair Isaac Corp.(a)	784	1,560,889
Intuit, Inc.	2,079	1,306,652
Microsoft Corp.	7,614	3,209,301
Palo Alto Networks, Inc.(a)	7,672	1,395,997

		11,551,913

		27,587,113

Health Care – 17.4%
Health Care Equipment & Supplies – 8.3%
Alcon AG	19,208	1,630,567
Becton Dickinson & Co.	7,220	1,638,001
GE HealthCare Technologies, Inc.	24,442	1,910,876
Hologic, Inc.(a)	14,008	1,009,837

		6,189,281

Health Care Providers & Services – 2.2%
UnitedHealth Group, Inc.	3,292	1,665,291

Life Sciences Tools & Services – 5.3%
Bruker Corp.	21,029	1,232,720
Danaher Corp.	6,317	1,450,067
ICON PLC(a)	5,795	1,215,270

		3,898,057

abfunds.com	AB SUSTAINABLE US THEMATIC PORTFOLIO | 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Pharmaceuticals – 1.6%
Johnson & Johnson	8,222	$1,189,065

		12,941,694

Financials – 16.5%
Capital Markets – 5.2%
Intercontinental Exchange, Inc.	13,369	1,992,115
Jefferies Financial Group, Inc.	24,278	1,903,395

		3,895,510

Financial Services – 6.0%
Fiserv, Inc.(a)	9,453	1,941,835
Visa, Inc. – Class A	7,841	2,478,070

		4,419,905

Insurance – 5.3%
Aflac, Inc.	23,737	2,455,355
Reinsurance Group of America, Inc. – Class A	6,947	1,484,088

		3,939,443

		12,254,858

Industrials – 14.7%
Aerospace & Defense – 1.9%
Hexcel Corp.	22,435	1,406,675

Commercial Services & Supplies – 7.7%
Tetra Tech, Inc.	28,564	1,137,990
Veralto Corp.	25,234	2,570,083
Waste Management, Inc.	9,951	2,008,012

		5,716,085

Construction & Engineering – 2.1%
AECOM	14,559	1,555,192

Electrical Equipment – 3.0%
Rockwell Automation, Inc.	7,743	2,212,872

		10,890,824

Consumer Staples – 5.5%
Household Products – 2.7%
Procter & Gamble Co. (The)	11,815	1,980,785

Personal Care Products – 2.8%
Unilever PLC (Sponsored ADR)	36,591	2,074,709

		4,055,494

Consumer Discretionary – 5.3%
Automobile Components – 1.9%
Aptiv PLC(a)	23,801	1,439,484

Household Durables – 1.1%
TopBuild Corp.(a)	2,531	788,002

2 | AB SUSTAINABLE US THEMATIC PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 2.3%
On Holding AG – Class A(a)	31,083	$1,702,416

		3,929,902

Utilities – 2.4%
Electric Utilities – 2.4%
NextEra Energy, Inc.	25,235	1,809,097

Total Common Stocks (cost $47,917,756)		73,468,982

SHORT-TERM INVESTMENTS – 2.3%
Investment Companies – 2.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.43%(b)(c)(d) (cost $1,745,766)	1,745,766	1,745,766

Total Investments – 101.2% (cost $49,663,522)		75,214,748
Other assets less liabilities – (1.2)%		(887,975)

Net Assets – 100.0%		$74,326,773

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day yield as of period end.

(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(d)	Affiliated investments.

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

abfunds.com	AB SUSTAINABLE US THEMATIC PORTFOLIO | 3

STATEMENT OF ASSETS & LIABILITIES

December 31, 2024 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $47,917,756)	$73,468,982
Affiliated issuers (cost $1,745,766)	1,745,766
Receivable due from Adviser	29,395
Unaffiliated dividends receivable	29,118
Affiliated dividends receivable	13,739
Receivable for capital stock sold	11,749

Total assets	75,298,749

Liabilities
Due to Custodian	4
Payable for capital stock redeemed	748,380
Payable for investment securities purchased	83,735
Advisory fee payable	36,283
Administrative fee payable	14,557
Transfer Agent fee payable	6,616
Distribution fee payable	199
Accrued expenses	82,202

Total liabilities	971,976

Net Assets	$74,326,773

Composition of Net Assets
Capital stock, at par	$471
Additional paid-in capital	34,631,294
Distributable earnings	39,695,008

$74,326,773

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$807,145	51,202	$15.76	*

C	$33,754	2,166	$15.58

Advisor	$59,214,776	3,757,548	$15.76

Z	$14,271,098	903,916	$15.79

*	The maximum offering price per share for Class A shares was $16.46, which reflects a sales charge of 4.25%.

See notes to financial statements.

4 | AB SUSTAINABLE US THEMATIC PORTFOLIO	abfunds.com

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2024 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $6,183)	$491,779
Affiliated issuers	108,256	$600,035

Expenses
Advisory fee (see Note B)	316,230
Transfer agency—Class A	282
Transfer agency—Class C	48
Transfer agency—Advisor Class	46,908
Transfer agency—Class Z	1,863
Distribution fee—Class A	736
Distribution fee—Class C	171
Administrative	40,730
Registration fees	35,572
Custody and accounting	29,181
Audit and tax	25,534
Legal	19,719
Printing	16,618
Directors’ fees	11,134
Miscellaneous	8,544

Total expenses before interest expense	553,270
Interest expense	10,570

Total expenses	563,840
Less: expenses waived and reimbursed by the Adviser (see Note B and Note E)	(182,714)

Net expenses		381,126

Net investment income		218,909

Realized and Unrealized Gain (Loss) on Investment
Net realized gain on investment transactions		20,537,281
Net change in unrealized appreciation (depreciation) on investments		(17,120,119)

Net gain on investment		3,417,162

Net Increase in Net Assets from Operations		$3,636,071

See notes to financial statements.

abfunds.com	AB SUSTAINABLE US THEMATIC PORTFOLIO | 5

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2024 (unaudited)	Year Ended June 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$218,909	$730,211
Net realized gain on investment	20,537,281	14,256,076
Net change in unrealized appreciation (depreciation) on investments	(17,120,119)	4,486,615

Net increase in net assets from operations	3,636,071	19,472,902
Distributions to Shareholders
Class A	(164,240)	(23,184)
Class C	(7,472)	(847)
Advisor Class	(13,338,675)	(4,428,928)
Class Z	(3,625,426)	(571,275)
Capital Stock Transactions
Net decrease	(34,251,679)	(34,304,667)

Total decrease	(47,751,421)	(19,855,999)
Net Assets
Beginning of period	122,078,194	141,934,193

End of period	$74,326,773	$122,078,194

See notes to financial statements.

6 | AB SUSTAINABLE US THEMATIC PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 11 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Sustainable US Thematic Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C, Advisor Class and Class Z shares. Class B, Class R, Class K, Class I, Class T, Class 1, and Class 2 shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

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NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by

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NOTES TO FINANCIAL STATEMENTS (continued)

contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate

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NOTES TO FINANCIAL STATEMENTS (continued)

based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2024:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks^	$73,468,982		$	– 0	–	$	– 0	–	$73,468,982
Short-Term Investments:
Investment Companies	1,745,766			– 0	–		– 0	–	1,745,766

Total Investments in Securities	75,214,748			– 0	–		– 0	–	75,214,748
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$75,214,748		$	– 0	–	$	– 0	–	$75,214,748

^	See Portfolio of Investments for sector classifications.

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are

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NOTES TO FINANCIAL STATEMENTS (continued)

determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segments performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the current investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .50% of the next $2.5 billion and .45% in excess of $5 billion of the Fund’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total expenses (other than acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Cap”) to .90%, 1.65%, .65% and .65% of daily average net assets for Class A, Class C, Advisor Class and Class Z shares, respectively. For the six months ended December 31, 2024, such reimbursements/waivers amounted to $178,636. The Expense Cap will remain in effect until October 31, 2025 and then may be continued thereafter from year to year by the Adviser.

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NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2024, the reimbursement for such services amounted to $40,730.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $9,694 for the six months ended December 31, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,821 from the sale of Class A shares and received $0 and $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2024.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2024, such waiver amounted to $4,076.

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the six months ended December 31, 2024 is as follows:

Fund	Market Value 6/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/24 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$3,747	$32,231	$34,232	$1,746		$108
AB Government Money Market Portfolio*	2,893	3,445	6,338	– 0	–	0	**

Total				$1,746		$108

*	Investment of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class and Class Z shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $729 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2024, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$20,339,437		$68,922,585
U.S. government securities	– 0	–	– 0	–

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NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$26,226,737
Gross unrealized depreciation	(675,511)

Net unrealized appreciation	$25,551,226

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivative transactions for the six months ended December 31, 2024.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended December 31, 2024 is as follows:

											AB Government Money Market Portfolio
Market Value of Securities on Loan*			Cash Collateral*			Market Value of Non-Cash Collateral*			Income from Borrowers		Income Earned		Advisory Fee Waived
$	– 0	–	$	– 0	–	$	– 0	–	$0	**	$0	**	$2

*	As of December 31, 2024.

**	Amount is less than $1.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares				Amount
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30, 2024		Six Months Ended December 31, 2024 (unaudited)			Year Ended June 30, 2024

Class A
Shares sold	19,169		22,540			$381,991			$392,437

Shares issued in reinvestment of dividends and distributions	9,727		1,030			158,740			17,214

Shares converted from Class C	– 0	–	0	(a)		– 0	–		0	(b)

Shares redeemed	(3,888)		(16,542)			(78,641)			(307,258)

Net increase	25,008		7,028			$462,090			$102,393

Class C
Shares sold	325		82			$6,429			$1,430

Shares issued in reinvestment of dividends and distributions	326		32			5,260			534

Shares converted to Class A	– 0	–	(0	)(a)		– 0	–		(0	)(b)

Shares redeemed	(126)		– 0	–		(2,000)			– 0	–

Net increase	525		114			$9,689			$1,964

Advisor Class
Shares sold	562,037		1,349,028			$9,964,465			$23,601,579

Shares issued in reinvestment of dividends and distributions	385,687		181,161			6,290,553			3,029,019

Shares redeemed	(2,574,511)		(3,393,831)			(50,978,481)			(61,039,623)

Net decrease	(1,626,787)		(1,863,642)			$(34,723,463)			$(34,409,025)

Class Z
Shares sold	– 0	–	– 0	–	$	– 0	–	$	– 0	–

Shares issued in reinvestment of dividends and distributions	0	(a)	0	(a)		5			1

Net increase	0	(a)	0	(a)		$5			$1

(a)	Amount is less than one share.

(b)	Amount is less than $.50.

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NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2024, one affiliated shareholder owned 19% in aggregate of the Fund’s outstanding shares. Significant transactions by such shareholder, if any, may impact the Fund’s performance.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

ESG Risk—Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, ESG and sustainability criteria are not uniformly defined, and the Fund’s ESG and sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

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NOTES TO FINANCIAL STATEMENTS (continued)

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2024.

NOTE I

Distributions to Shareholders

The tax character of distributions paid for the year ending June 30, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended June 30, 2024 and June 30, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$1,195,024	$309,706
Net long-term capital gains	3,829,210	9,222,803

Total taxable distributions paid	$5,024,234	$9,532,509

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NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,615,218
Undistributed capital gains	8,838,311
Unrealized appreciation (depreciation)	41,741,221	(a)

Total accumulated earnings (deficit)	$53,194,750

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2024, the Fund did not have any capital loss carryforwards.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,		February 1, 2022(a) to June 30, 2022(b)
			2024	2023

Net asset value, beginning of period	$ 19.29		$ 17.33	$ 15.93	$ 19.39

Income From Investment Operations

Net investment income(c)(d)	.02		.05	.07	.01

Net realized and unrealized gain (loss) on investments	.41		2.51	2.82	(3.47)

Net increase (decrease) in net asset value from operations	.43		2.56	2.89	(3.46)

Less: Dividends and Distributions

Dividends from net investment income	(.15)		(.06)	(.03)	– 0	–

Distributions from net realized gain on investments	(3.81)		(.54)	(1.46)	– 0	–

Total dividends and distributions	(3.96)		(.60)	(1.49)	– 0	–

Net asset value, end of period	$ 15.76		$ 19.29	$ 17.33	$ 15.93

Total Return

Total investment return based on net asset value(e)	1.56%		15.34%	19.32%	(17.84)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$807		$505	$332	$25

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)†	.93	%(h)	.90%	.89%	.90	%(h)

Expenses, before waivers/reimbursements(f)(g)†	1.29	%(h)	1.16%	1.18%	1.42	%(h)

Net investment income(d)	.18	%(h)	.27%	.44%	.13	%(h)

Portfolio turnover rate	19%		33%	45%	17%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01	%(h)	.01%	.01%	.01	%(h)

See footnote summary on page 25.

abfunds.com	AB SUSTAINABLE US THEMATIC PORTFOLIO | 21

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended December 31, 2024 (unaudited)	Year Ended June 30,	May 2, 2022(a) to June 30, 2022(b)
2024	2023

Net asset value, beginning of period	$ 19.07	$ 17.21	$ 15.92	$ 17.38

Income From Investment Operations

Net investment loss(c)(d)	(.06)	(.08)	(.06)	(.01)

Net realized and unrealized gain (loss) on investments	.41	2.48	2.81	(1.45)

Net increase (decrease) in net asset value from operations	.35	2.40	2.75	(1.46)

Less: Dividends and Distributions

Dividends from net investment income	(.03)	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investments	(3.81)	(.54)	(1.46)	– 0	–

Total dividends and distributions	(3.84)	(.54)	(1.46)	– 0	–

Net asset value, end of period	$ 15.58	$ 19.07	$ 17.21	$ 15.92

Total Return

Total investment return based on net asset value(e)	1.14%	14.43%	18.36%	(8.40)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$34	$31	$26	$54

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)†	1.67	%(h)	1.65%	1.64%	1.64	%(h)

Expenses, before waivers/reimbursements(f)(g)†	2.20	%(h)	2.13%	2.10%	3.44	%(h)

Net investment loss(d)	(.59	)%(h)	(.46)%	(.38)%	(.43	)%(h)

Portfolio turnover rate	19%	33%	45%	17%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01	%(h)	.01%	.01%	.01	%(h)

See footnote summary on page 25.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,		January 1, 2022 to June 30,		Year Ended December 31,
			2024	2023	2022(b)		2021	2020

Net asset value, beginning of period	$ 19.33		$ 17.37	$ 15.95	$ 21.71		$ 18.83	$ 13.94

Income From Investment Operations

Net investment income (loss)(c)(d)	.04		.09	.09	.01		.11	(.06)
Net realized and unrealized gain (loss) on investments	.42		2.51	2.84	(5.77)		4.83	5.26

Net increase (decrease) in net asset value from operations	.46		2.60	2.93	(5.76)		4.94	5.20

Less: Dividends and Distributions

Dividends from net investment income	(.22)		(.10)	(.05)	– 0	–	(.13)	(.00	)(i)

Distributions from net realized gain on investments	(3.81)		(.54)	(1.46)	– 0	–	(1.93)	(.31)

Total dividends and distributions	(4.03)		(.64)	(1.51)	– 0	–	(2.06)	(.31)

Net asset value, end of period	$ 15.76		$ 19.33	$ 17.37	$ 15.95		$ 21.71	$ 18.83

Total Return

Total investment return based on net asset value(e)	1.69%		15.56%	19.55%	(26.56)%		26.26%	37.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$59,215		$104,065	$125,881	$109,204		$191,746	$181,969

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(f)(g)†	.66	%(h)	.65%	.64%	.65	%(h)	.12%	1.09%

Expenses, before waivers/ reimbursements(f)(g)†	.99	%(h)	.91%	.99%	1.00	%(h)	.36%	1.32%

Net investment income (loss)(d)	.38	%(h)	.53%	.55%	.14	%(h)	.54%	(.38)%

Portfolio turnover rate	19%		33%	45%	17%		37%	51%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01	%(h)	.01%	.01%	.01	%(h)	.00%	.01%

See footnote summary on page 25.

abfunds.com	AB SUSTAINABLE US THEMATIC PORTFOLIO | 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,		February 1, 2022(a) to June 30, 2022(b)
			2024	2023

Net asset value, beginning of period	$ 19.33		$ 17.36	$ 15.95	$ 19.39

Income From Investment Operations

Net investment income(c)(d)	.04		.10	.10	.03

Net realized and unrealized gain (loss) on investments	.43		2.50	2.82	(3.47)

Net increase (decrease) in net asset value from operations	.47		2.60	2.92	(3.44)

Less: Dividends and Distributions

Dividends from net investment income	(.20)		(.09)	(.05)	– 0	–

Distributions from net realized gain on investments	(3.81)		(.54)	(1.46)	– 0	–

Total dividends and distributions	(4.01)		(.63)	(1.51)	– 0	–

Net asset value, end of period	$ 15.79		$ 19.33	$ 17.36	$ 15.95

Total Return

Total investment return based on net asset value(e)	1.74%		15.55%	19.52%	(17.74)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$14,271		$17,477	$15,695	$8

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)†	.67	%(h)	.65%	.64%	.65	%(h)

Expenses, before waivers/reimbursements(f)(g)†	.93	%(h)	.84%	.75%	1.02	%(h)

Net investment income(d)	.40	%(h)	.54%	.64%	.36	%(h)

Portfolio turnover rate	19%		33%	45%	17%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01	%(h)	.01%	.01%	.00	%(h)

See footnote summary on page 25.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Commencement of distribution.

(b)	The Fund changed its fiscal year end from December 31 to June 30.

(c)	Based on average shares outstanding.

(d)	Net of expenses waived/reimbursed by the Adviser.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, for the six months ended December 31, 2024, the years ended June 30, 2024, June 30, 2023, the period ended June 30, 2022 and the year ended December 31, 2020, such waiver amounted to 0.01% (annualized), 0.01%, 0.01%, 0.01% (annualized) and 0.01%, respectively.

(g)	The expense ratios presented below exclude interest expense:

	Six Months Ended December 31, 2024 (unaudited)(h)	Year Ended June 30,		January 1, 2022 to June 30, 2022(b)(h)		Year Ended December 31,
		2024	2023			2021	2020

Class A
Net of waivers/ reimbursements	.89%	.89%	.89%	.90	%(a)	N/A	N/A
Before waivers/ reimbursements	1.25%	1.15%	1.18%	1.42	%(a)	N/A	N/A
Class C
Net of waivers/ reimbursements	1.64%	1.65%	1.64%	1.64	%(a)	N/A	N/A
Before waivers/ reimbursements	2.18%	2.13%	2.10%	3.44	%(a)	N/A	N/A
Advisor Class
Net of waivers/ reimbursements	.64%	.64%	.64%	.65%		.12%	1.09%
Before waivers/ reimbursements	.97%	.90%	.99%	1.00%		.36%	1.32%
Class Z
Net of waivers/ reimbursements	.64%	.64%	.64%	.65	%(a)	N/A	N/A
Before waivers/ reimbursements	.91%	.84%	.75%	1.02	%(a)	N/A	N/A

(h)	Annualized.

(i)	Amount is less than $0.005.

See notes to financial statements.

abfunds.com	AB SUSTAINABLE US THEMATIC PORTFOLIO | 25

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Sustainable US Thematic Portfolio (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

26 | AB SUSTAINABLE US THEMATIC PORTFOLIO	abfunds.com

judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

abfunds.com	AB SUSTAINABLE US THEMATIC PORTFOLIO | 27

expenses. The directors noted that the Fund was not profitable to the Adviser in 2022. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund in 2023 was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s recent profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total

28 | AB SUSTAINABLE US THEMATIC PORTFOLIO	abfunds.com

rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary.

abfunds.com	AB SUSTAINABLE US THEMATIC PORTFOLIO | 29

The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

30 | AB SUSTAINABLE US THEMATIC PORTFOLIO	abfunds.com

NOTES

abfunds.com	AB SUSTAINABLE US THEMATIC PORTFOLIO | 31

NOTES

32 | AB SUSTAINABLE US THEMATIC PORTFOLIO	abfunds.com

AB SUSTAINABLE US THEMATIC PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

SUT-0152-1224

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

At a Special Meeting held on July 18, 2024, shareholders of AB Global Core Equity Portfolio (the “Fund”), a series of AB Cap Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non- Votes
Jorge A. Bermudez	241,817,054.602	1,923,338.642	38,402.950	N/A
Alexander Chaloff	242,065,179.350	1,675,213.884	32,125.450	N/A
R. Jay Gerken	241,844,520.876	1,895,872.358	34,077.520	N/A
Jeffrey R. Holland	241,944,094.407	1,796,298.827	33,671.480	N/A
Jeanette W. Loeb	237,344,214.968	6,396,178.266	72.569.540	N/A
Carol C. McMullen	242,116,730.568	1,623,662.666	71,369.030	N/A
Garry L. Moody	241,543,876.777	2,196,516.457	30,858.800	N/A
Emilie D. Wrapp	242,060,815.730	1,679,577.504	78,162.590	N/A

At a Special Meeting held on July 18, 2024, shareholders of AB Select US Equity Portfolio (the “Fund”), a series of AB Cap Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non- Votes
Jorge A. Bermudez	241,817,054.602	1,923,338.642	38,402.950	N/A
Alexander Chaloff	242,065,179.350	1,675,213.884	32,125.450	N/A
R. Jay Gerken	241,844,520.876	1,895,872.358	34,077.520	N/A
Jeffrey R. Holland	241,944,094.407	1,796,298.827	33,671.480	N/A
Jeanette W. Loeb	237,344,214.968	6,396,178.266	72.569.540	N/A
Carol C. McMullen	242,116,730.568	1,623,662.666	71,369.030	N/A
Garry L. Moody	241,543,876.777	2,196,516.457	30,858.800	N/A
Emilie D. Wrapp	242,060,815.730	1,679,577.504	78,162.590	N/A

At a Special Meeting held on July 18, 2024, shareholders of AB Sustainable US Thematic Portfolio (the “Fund”), a series of AB Cap Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non- Votes
Jorge A. Bermudez	241,817,054.602	1,923,338.642	38,402.950	N/A
Alexander Chaloff	242,065,179.350	1,675,213.884	32,125.450	N/A
R. Jay Gerken	241,844,520.876	1,895,872.358	34,077.520	N/A
Jeffrey R. Holland	241,944,094.407	1,796,298.827	33,671.480	N/A
Jeanette W. Loeb	237,344,214.968	6,396,178.266	72.569.540	N/A
Carol C. McMullen	242,116,730.568	1,623,662.666	71,369.030	N/A
Garry L. Moody	241,543,876.777	2,196,516.457	30,858.800	N/A
Emilie D. Wrapp	242,060,815.730	1,679,577.504	78,162.590	N/A

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 1 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 1 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	February 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	February 26, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	February 26, 2025